Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Purchased Goods and Services	The Group purchased goods and services from Novartis in the year as set out below:

	Year ended December 31,
	2016	2017	2018
Manufacture and supply of clinical trial material	968,219	4,610,106	60,027